Document and Entity Information	Apr. 28, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001815849
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	FORTRESS VALUE ACQUISITION CORP. II
Entity Incorporation State Country Code	DE
Entity File Number	001-39439
Entity Tax Identification Number	85-1408039
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	46th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	FAII.U
Security Exchange Name	NYSE
Common Class F [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	FAII
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FAII WS
Security Exchange Name	NYSE